United States
Securities and Exchange Commission
Washington, D.C.  20549

Form N-CSR
Certified Shareholder Report of Registered Management Investment Companies

811-8519

(Investment Company Act File Number)

Federated Core Trust
______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds
4000 Ericsson Drive
 Warrendale, PA 15086-7561
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant's Telephone Number)

John W. McGonigle, Esquire
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End:  06/30/2011

Date of Reporting Period:  Six months ended 12/31/10

Item 1.                      Reports to Stockholders

Federated Bank Loan Core Fund

A Portfolio of Federated Core Trust

SEMI-ANNUAL SHAREHOLDER REPORT

December 31, 2010

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLE
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Financial Highlights

(For a Share Outstanding Throughout the Period)

Period Ended (unaudited) 12/31/2010[1]
Net Asset Value, Beginning of Period	$10.00
Income From Investment Operations:
Net investment income	0.12
Net realized and unrealized gain on investments	0.12
TOTAL FROM INVESTMENT OPERATIONS	0.24
Less Distributions:
Distributions from net investment income	(0.11)
Net Asset Value, End of Period	$10.13
Total Return[2]	2.42%
Ratios to Average Net Assets:
Net expenses	0.15%[3]
Net investment income	4.74%[3]
Expense waiver/reimbursement[4]	0.41%[3]
Supplemental Data:
Net assets, end of period (000 omitted)	$82,337
Portfolio turnover	7%
1	Reflects operations for the period from September 27, 2010 (date of initial investment) to December 31, 2010.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including to the extent applicable, management fees, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 20101 to December 31, 2010.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 7/1/2010	Ending Account Value 12/31/2010	Expenses Paid During Period[1]
Actual	$1,000.00	$1,024.20	$0.40
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,024.45	$0.77
1	“Actual” expense information is for the period from September 27, 2010 (date of initial investment) to December 31, 2010. Actual expenses are equal to the Fund's annualized net expense ratio of 0.15%, multiplied by 96/365 (to reflect the period from initial investment to December 31, 2010). “Hypothetical” expense information is presented on the basis of the full one-half-year period to enable comparison to other funds. It is based on assuming the same net expense ratio and average account value over the period, but it is multiplied by 184/365 (to reflect the full half-year period).
Semi-Annual Shareholder Report

Portfolio of Investments Summary Table (unaudited)

At December 31, 2010, the Fund's index classification1 was as follows:

Index Classification	Percentage of Total Net Assets
Retailers	10.3%
Technology	9.1%
Chemicals	8.8%
Entertainment	8.5%
Media — Non-Cable	8.4%
Health Care	7.8%
Consumer Products	6.7%
Food & Beverage	5.3%
Industrial — Other	5.2%
Packaging & Containers	4.3%
Services	3.5%
Other[2]	18.7%
Cash Equivalents[3]	3.6%
Other Assets and Liabilities — Net[4]	(0.2)%
TOTAL	100.0%
1	Index classifications are based upon, and individual portfolio securities are assigned to, the classifications and sub-classifications of the CFSB Leveraged Loan Index. Individual portfolio securities that are not included in the CFSB Leveraged Loan Index are assigned to an index classification by the Fund's Adviser.
2	For purposes of this table, index classifications which constitute less than 3.5% of the Fund's total net assets have been aggregated under the designation “Other.”
3	Cash Equivalents includes any investments in money market mutual funds and/or overnight repurchase agreements.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Semi-Annual Shareholder Report

Portfolio of Investments

December 31, 2010 (unaudited)

Principal Amount or Shares		Value
	FLOATING RATE LOANS – 96.6%
	Aerospace/Defense – 3.0%
$1,494,845	Altegrity, Inc., Term Loan — Institutional, 3.304%, 2/21/2015	1,425,081
1,000,000	Transdigm Group, Inc., Term Loan — Institutional, Series B, 5.000%, 9/25/2016	1,011,190
	TOTAL	2,436,271
	Automotive – 2.5%
500,000	Remy International, Term Loan — Institutional, 6.250%, 12/15/2016	503,750
1,496,250	United Components, Inc., Term Loan — Institutional, 6.250%, 3/23/2017	1,514,953
	TOTAL	2,018,703
	Building Materials – 1.2%
997,500	Goodman Global, Inc., Term Loan — Institutional, Series B, 5.750%, 10/6/2016	1,004,522
	Chemicals – 8.8%
343,101	CF Industries Holdings, Inc., Term Loan — Institutional, 4.250%, 4/5/2015	345,568
1,500,000	Celanese Holdings LLC, Term Loan — Institutional, 3.290%, 10/31/2016	1,510,005
700,813	Hexion Specialty Chemicals, Inc., Term Loan — Institutional, 4.063%, 5/5/2015	696,441
294,087	Hexion Specialty Chemicals, Inc., Term Loan — Institutional, 4.063%, 5/5/2015	292,252
1,497,500	Nalco Co., Term Loan — Institutional, 4.500%, 9/21/2017	1,513,418
1,500,000	Omnova Solutions, Inc., Term Loan — Institutional, 5.750%, 4/12/2017	1,515,945
1,373,119	Solutia, Inc., Term Loan — Institutional, 4.500%, 3/17/2017	1,383,514
	TOTAL	7,257,143
	Construction Machinery – 1.8%
1,500,000	Rental Service Corp., Term Loan — Institutional Second Lien, 3.800%, 11/30/2013	1,472,820
	Consumer Products – 6.7%
1,491,178	Jarden Corp., Term Loan — Institutional, 3.553%, 1/26/2015	1,503,093
1,500,000	Prestige Brands Holdings, Inc., Term Loan — Institutional, 4.750%, 3/24/2016	1,513,755
1,000,000	Spectrum Brands, Inc., Term Loan — Institutional, 8.070%, 6/16/2016	1,022,590
1,496,250	Visant Corp., Term Loan — Institutional, 7.000%, 12/22/2016	1,516,449
	TOTAL	5,555,887
	Entertainment – 8.5%
1,477,101	Cedar Fair LP, Term Loan — Institutional, 5.500%, 12/31/2016	1,494,339
1,493,715	Cinemark USA, Inc., Term Loan — Institutional, 3.529%, 4/30/2016	1,503,409
1,491,244	Regal Cinemas, Inc., Term Loan — Institutional, 3.803%, 11/19/2016	1,500,042
1,500,000	Six Flags Theme Parks, Term Loan — Institutional, 5.500%, 11/16/2016	1,515,360
994,975	Universal City Development Partners Ltd., Term Loan — Institutional, 5.500%, 10/20/2014	1,005,751
	TOTAL	7,018,901
	Financial Institutions – 3.1%
1,500,000	CIT Group, Inc., Term Loan — Institutional, 6.250%, 7/27/2015	1,533,900
1,000,000	International Lease Finance Corp., Term Loan — Institutional, 6.750%, 3/17/2015	1,017,780
	TOTAL	2,551,680
	Food & Beverage – 5.3%
61,707	Aramark Corp., Revolver, 3.511%, 7/26/2016	61,919
938,293	Aramark Corp., Term Loan — Institutional, 3.553%, 7/26/2016	941,521
1,500,000	Darling International, Inc., Term Loan — Institutional, 5.000%, 11/9/2016	1,515,000
987,373	Michael Foods, Inc., Term Loan — Institutional, 6.261%, 6/14/2016	1,002,598
832,454	Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., Term Loan — Institutional, 6.000%, 4/2/2014	843,900
	TOTAL	4,364,938
	Health Care – 7.8%
989,744	Biomet, Inc., Term Loan — Institutional, 3.283%, 3/25/2015	988,517
Semi-Annual Shareholder Report

Principal Amount or Shares		Value
$1,500,000	HCA, Inc., Term Loan — Institutional, 3.553%, 3/31/2017	1,502,025
1,458,361	Multiplan, Inc., Term Loan — Institutional, 6.500%, 8/31/2017	1,474,461
1,000,000	VWR Funding, Inc., Term Loan — Institutional, 2.761%, 6/29/2014	973,125
1,491,269	Vanguard Health Systems, Term Loan — Institutional, 5.000%, 1/29/2016	1,500,903
	TOTAL	6,439,031
	Industrial — Other – 5.2%
1,500,000	Armstrong World Industries, Inc., Term Loan — Institutional, Series B, 5.000%, 4/19/2017	1,513,590
1,402,717	Baldor Electric Co., Term Loan — Institutional, 5.250%, 1/31/2014	1,406,406
1,316,436	JohnsonDiversay, Inc., Term Loan — Institutional, 5.250%, 11/24/2015	1,326,717
	TOTAL	4,246,713
	Media — Cable – 1.8%
1,493,715	Charter Communications, Inc., Term Loan — Institutional, 3.560%, 9/6/2016	1,473,176
	Media — Non-Cable – 8.4%
1,500,000	Citadel Broadcasting Corp., Term Loan — Institutional, Series B, 4.250%, 11/29/2016	1,508,910
994,911	FoxCo Acquisitions, LLC, Term Loan — Institutional, 7.500%, 7/14/2015	990,434
1,500,000	Intelsat Jackson Ltd., Term Loan — Institutional, 5.250%, 4/3/2018	1,517,970
1,353,903	Lamar Media Corp., Term Loan — Institutional, 4.250%, 12/31/2016	1,366,603
1,491,234	Nielsen Finance LLC/Nielsen Finance Co., Term Loan — Institutional, 4.014%, 5/1/2016	1,494,979
	TOTAL	6,878,896
	Packaging & Containers – 4.3%
909,715	Bway Holding Co., Term Loan — Institutional, 5.522%, 6/16/2017	916,683
85,072	Bway Holding Co., Term Loan — Institutional, 5.560%, 6/16/2017	85,724
992,424	Graham Packaging Co., Term Loan — Institutional, 6.750%, 4/5/2014	1,005,971
1,484,355	Reynolds Group, Term Loan — Institutional, 6.750%, 5/5/2016	1,500,831
	TOTAL	3,509,209
	Paper – 1.1%
945,453	Graphic Packaging International Corp., Term Loan — Institutional, 3.039%, 5/16/2014	944,120
	Restaurants – 2.4%
937,778	DineEquity Inc., Term Loan — Institutional, Series B, 6.000%, 9/21/2017	953,448
1,000,000	Dunkin' Finance Corp., Term Loan — Institutional, Series B, 5.750%, 11/30/2017	1,013,480
	TOTAL	1,966,928
	Retailers – 10.3%
1,500,000	Dollar General Corp., Term Loan — Institutional, 3.010%, 7/6/2014	1,501,560
1,000,000	General Nutrition Center, Term Loan — Institutional, 2.536%, 9/16/2013	995,010
1,500,000	Gymboree Corp., Term Loan — Institutional, 5.500%, 10/22/2017	1,510,665
1,500,000	Neiman-Marcus Group, Inc., Term Loan — Institutional, 4.303%, 4/6/2016	1,488,750
1,500,000	PETCO Animal Supplies, Inc., Term Loan — Institutional, 6.000%, 11/30/2017	1,503,900
1,496,250	Toys 'R' Us, Inc., Term Loan — Institutional, 6.000%, 8/11/2016	1,512,559
	TOTAL	8,512,444
	Services – 3.5%
1,407,756	KAR Holdings, Inc., Term Loan — Institutional, 3.020%, 10/19/2013	1,403,659
1,492,268	West Corp., Term Loan — Institutional, 4.571%, 7/15/2016	1,499,505
	TOTAL	2,903,164
	Technology – 9.1%
980,898	Activant Solutions, Inc., Term Loan — Institutional, 2.313%, 5/2/2013	967,411
992,500	Aspect Software, Inc., Term Loan — Institutional, 6.250%, 5/7/2016	999,944
997,500	Fidelity National Information Services, Inc., Term Loan — Institutional, 5.250%, 7/18/2016	1,011,216
995,000	Interactive Data Corp., Term Loan — Institutional, 6.750%, 11/3/2016	1,009,388
995,000	SkillSoft Corp., Term Loan — Institutional, 6.500%, 5/26/2017	1,004,960
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
$1,461,946		SunGard Data Systems, Inc., Term Loan — Institutional, 3.910%, 2/28/2016	1,455,557
995,000		Trans Union LLC, Term Loan — Institutional, 6.750%, 6/15/2017	1,011,995
		TOTAL	7,460,471
		Wireless Communications – 1.8%
1,493,503		MetroPCS Wireless, Inc., Term Loan — Institutional, 3.813%, 11/3/2016	1,503,390
		TOTAL FLOATING RATE LOANS (IDENTIFIED COST $78,163,838)	79,518,407
		MUTUAL FUND – 3.6%
3,023,517	[1,2]	Federated Prime Value Obligations Fund, Institutional Shares, 0.23% (AT NET ASSET VALUE)	3,023,517
		TOTAL INVESTMENTS — 100.2% (IDENTIFIED COST $81,187,355)[3]	82,541,924
		OTHER ASSETS AND LIABILITIES - NET — (0.2)%[4]	(204,430)
		TOTAL NET ASSETS — 100%	$82,337,494
1	Affiliated company.
2	7-Day net yield.
3	The cost of investments for federal tax purposes amounts to $81,092,494.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at December 31, 2010.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of December 31, 2010, in valuing the Fund's assets carried at fair value:

Valuation Inputs
	Level 1 – Quoted Prices and Investments in Mutual Funds	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Debt Securities:
Floating Rate Loans	$ —	$79,518,407	$ —	$79,518,407
Mutual Fund	3,023,517	—	—	3,023,517
TOTAL SECURITIES	$3,023,517	$79,518,407	$ —	$82,541,924

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Statement of Assets and Liabilities

December 31, 2010 (unaudited)

Assets:
Total investments in securities, at value including $3,023,517 of investments in an affiliated issuer (Note 5) (identified cost $81,187,355)		$82,541,924
Cash		3,890,790
Income receivable		371,565
Receivable for investments sold		65,683
TOTAL ASSETS		86,869,962
Liabilities:
Payable for investments purchased	$4,457,396
Income distribution payable	15,495
Accrued expenses	59,577
TOTAL LIABILITIES		4,532,468
Net assets for 8,128,151 shares outstanding		$82,337,494
Net Assets Consist of:
Paid-in capital		$80,868,068
Net unrealized appreciation of investments		1,354,569
Accumulated net realized gain on investments		9,146
Undistributed net investment income		105,711
TOTAL NET ASSETS		$82,337,494
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$82,337,494 ÷ 8,128,151 shares outstanding, no par value, unlimited shares authorized		$10.13

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Statement of Operations

Period Ended December 31, 20101 (unaudited)

Investment Income:
Interest			$877,364
Dividends received from an affiliated issuer (Note 5)			4,119
TOTAL INCOME			881,483
Expenses:
Administrative personnel and services fee (Note 5)		$39,452
Custodian fees		2,238
Transfer and dividend disbursing agent fees and expenses		3,992
Auditing fees		7,918
Legal fees		2,453
Portfolio accounting fees		41,540
Printing and postage		2,803
Insurance premiums		1,576
Miscellaneous		35
TOTAL EXPENSES		102,007
Waiver and Reimbursement (Note 5):
Waiver of administrative personnel and services fee	$(39,452)
Reimbursement of other operating expenses	(35,238)
TOTAL WAIVER AND REIMBURSEMENT		(74,690)
Net expenses			27,317
Net investment income			854,166
Realized and Unrealized Gain on Investments:
Net realized gain on investments			9,146
Net change in unrealized appreciation			1,354,569
Net realized and unrealized gain on investments			1,363,715
Change in net assets resulting from operations			$2,217,881
1	Reflects operations for the period from September 27, 2010 (date of initial investment) to December 31, 2010.

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Statement of Changes in Net Assets

Period Ended (unaudited) 12/31/2010[1]
Increase (Decrease) in Net Assets
Operations:
Net investment income	$854,166
Net realized gain on investments	9,146
Net change in unrealized appreciation of investments	1,354,569
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	2,217,881
Distributions to Shareholders:
Distributions from net investment income	(748,455)
Share Transactions:
Proceeds from sale of shares	125,135,210
Net asset value of shares issued to shareholders in payment of distributions declared	732,959
Cost of shares redeemed	(45,000,101)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	80,868,068
Change in net assets	82,337,494
Net Assets:
Beginning of period	—
End of period (including undistributed net investment income of $105,711)	$82,337,494
1	Reflects operations for the period from September 27, 2010 (date of initial investment) to December 31, 2010.

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Notes to Financial Statements

December 31, 2010 (unaudited)

1. ORGANIZATION

Federated Core Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of five diversified portfolios. The financial statements included herein are only those of Federated Bank Loan Core Fund (the “Fund”). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund's investment objective is to provide current income. Currently, shares of the Fund are being offered for investment only for investment companies, insurance company separate accounts, common or commingled trust funds or similar organizations or entities that are “accredited investors” within the meaning of Regulation D of the Securities Act of 1933.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the “Trustees”).
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
  Shares of other mutual funds are valued based upon their reported NAVs.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Semi-Annual Shareholder Report

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the period ended December 31, 2010, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of December 31, 2010, tax year 2011 will be subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

3. SHARES OF BENEFICIAL INTEREST

The following table summarizes share activity:

Period Ended 12/31/2010[1]
Shares sold	12,555,664
Shares issued to shareholders in payment of distributions declared	72,497
Shares redeemed	(4,500,010)
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	8,128,151
1	Reflects operations for the period from September 27, 2010 (date of initial investment) to December 31, 2010.

4. FEDERAL TAX INFORMATION

At December 31, 2010, the cost of investments for federal tax purposes was $81,092,494. The net unrealized appreciation of investments for federal tax purposes was $1,449,430. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $1,456,026 and net unrealized depreciation from investments for those securities having an excess of cost over value of $6,596.

Semi-Annual Shareholder Report

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company is the Fund's investment adviser (the “Adviser”), subject to direction of the Trustees. The Adviser provides investment adviser services at no fee, because all investors in the Fund are other Federated funds, insurance company separate accounts, common or commingled trust funds or similar organizations or entities that are “accredited investors” within the meaning of Regulation D of the 1933 Act. The Adviser may voluntarily choose to reimburse certain operating expenses of the Fund. The Adviser can modify or terminate this voluntary reimbursement at any time at its sole discretion. For the period ended December 31, 2010, the Adviser voluntarily reimbursed $35,238 of other operating expenses.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the period ended December 31, 2010, FAS waived its entire fee of $39,452.

General

Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

Transactions Involving Affiliated Holdings

Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. Transactions involving the affiliated holding during the period ended December 31, 2010, were as follows:

Affiliate	Balance of Shares Held 9/27/2010	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 12/31/2010	Value	Dividend Income
Federated Prime Value Obligations Fund, Institutional Shares	—	34,566,880	31,543,363	3,023,517	$3,023,517	$4,119

6. Investment TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations (and in-kind contributions), for the period ended December 31, 2010, were as follows:

Purchases	$36,371,275
Sales	$4,487,192

7. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of December 31, 2010, there were no outstanding loans. During the period ended December 31, 2010, the Fund did not utilize the LOC.

8. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of December 31, 2010, there were no outstanding loans. During the period ended
December 31, 2010, the program was not utilized.

Semi-Annual Shareholder Report

9. Legal Proceedings

Since February 2004, Federated Investors, Inc. and related entities (collectively, “Federated”), have been named as defendants in several lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania. These lawsuits have been consolidated into a single action alleging excessive advisory fees involving one of the Federated-sponsored mutual funds (“Federated Funds”). Federated and its counsel have been defending this litigation. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek monetary damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Federated Funds, there can be no assurance that these suits, ongoing adverse publicity and/or other developments resulting from the allegations in these matters will not result in increased redemptions, or reduced sales, of shares of the Federated Funds or other adverse consequences for the Federated Funds.

Semi-Annual Shareholder Report

Evaluation and Approval of Advisory Contract – August 2010

FEDERATED BANK LOAN CORE fund (the “Fund”)

The Fund's Board reviewed the Fund's proposed investment advisory contract at meetings held in August 2010. The Board's decision to approve the contract reflects the exercise of its business judgment on whether to authorize the creation and offering of this new investment vehicle, as proposed by, and based on information requested by the Board and provided by, the Federated organization, and based on Federated's recommendation to go forward with development of the Fund. The Fund is distinctive in that it is designed for the efficient management of a particular asset class and is made available for investment only to other Federated funds and a limited number of other accredited investors. In addition, the Adviser will not charge the Fund an investment advisory fee for its services, although it or its affiliates may receive compensation for managing assets invested in the Fund.

The Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the proposed advisory contract.

As previously noted, the Adviser will not charge an investment advisory fee for its services; however, the Board did consider the anticipated compensation and benefits to be received by the Adviser. This includes any fees that may be received for services provided to the Fund by other entities in the Federated organization and research services that may be received by the Adviser from brokers that execute fund trades. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize “economies of scale” as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these considerations and was guided by them in its review of the Fund's advisory contract to the extent they are appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in working with Federated on matters relating to other Federated funds, and was assisted in its deliberations by independent legal counsel. The Board's consideration of the proposed advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's investment objectives; the Fund's overall estimated expense structure; the nature, quality and extent of the advisory and other services to be provided to the Fund by the Adviser and its affiliates. The Board also considered the likely preferences and expectations of anticipated Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

Because the Adviser will not charge the Fund an investment advisory fee, the Fund's Board does not consider fee comparisons to other mutual funds or other institutional or separate accounts to be relevant.

Because the Board was considering the advisory contract in the context of Federated's proposal to create a new fund, the factors mentioned above relating to such matters as performance and any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund, are essentially impossible to apply before the Fund has experienced any meaningful operating history. Nevertheless, in connection with the Board's governance of other Federated funds, it should be noted that the Board regularly receives financial information about Federated, including reports on the compensation and benefits Federated derives from its relationships with the other Federated funds. These reports cover not Semi-Annual Shareholder Report only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discuss any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waive fees and/or reimburse expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reports regarding the institution or elimination of these voluntary waivers.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Board based its decision to approve the proposed advisory contract on the totality of the circumstances and relevant factors, and with a view to past and future long-term considerations. As noted, not all of the factors and considerations identified above were necessarily relevant to the Fund, nor does the Board consider any one of them to be determinative. In particular, due to the unusual nature of the Fund as primarily an internal product with no advisory fee, the Board does not consider the assessment of whether economies of scale would be realized if the Fund were to grow to some sufficient size to be relevant. With respect to the factors that are relevant, the Board's decision to approve the contract reflects its determination that, based upon the information requested and supplied, Federated's proposal to establish and manage the Fund, and its past performance and actions in providing services to other mutual funds (which the Board has found to be satisfactory with respect to such other funds), provide a satisfactory basis to support the business decision to approve the proposed arrangements.

Semi-Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio, as well as a report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30, are available, without charge and upon request, by calling 1-800-341-7400. These materials are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.)

Semi-Annual Shareholder Report

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Confidential Private Offering Memorandum, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Semi-Annual Shareholder Report

Federated Bank Loan Core Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 31409N804

Q450803 (2/11)

Federated is a registered mark of Federated Investors, Inc.
2011  ©Federated Investors, Inc.

Item 2.                      Code of Ethics

Not Applicable

Item 3.                      Audit Committee Financial Expert

Not Applicable

Item 4.                      Principal Accountant Fees and Services

Not Applicable

Item 5.                      Audit Committee of Listed Registrants

Not Applicable

Item 6.                      Schedule of Investments

Not Applicable

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10.                      Submission of Matters to a Vote of Security Holders

Not Applicable

Item 11.                                Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the second fiscal quarter covered by this report, that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.                                Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant                                Federated Core Trust

By	/S/ Richard A. Novak
Richard A. Novak, Principal Financial Officer

Date	February 15, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ John B. Fisher
John B. Fisher, Principal Executive Officer

Date	February 15, 2011

By	/S/ Richard A. Novak
Richard A. Novak, Principal Financial Officer

Date	February 15, 2011